Income Tax - Schedule of (Loss) Income Before Income Tax Expense (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense	¥ (64,630,308)	$ (9,022,043)	¥ 18,762,526	¥ (42,557,320)
PRC [Member]
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense	(50,677,236)		10,537,631	(42,687,229)
Non-PRC [Member]
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense	¥ (13,953,072)		¥ 8,224,895	¥ 129,909